Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Purchase Consideration at Fair Value	The purchase price was allocated as follows (in thousands):
Purchase consideration at fair value:

Cash consideration	$180,000
Common stock	12,264
Working capital adjustment	32,411

Total consideration	$224,675

Assets acquired and liabilities assumed at fair value:

Cash	$5,897
Receivables	17,141
Vendor deposits	15,000
Merchandise inventory	21,634
Prepaid expenses and other current assets	2,194
Property and equipment	1,891
Right-of-use operating lease assets	1,834
Customer relationships	23,399
Tradenames	25,567
Goodwill	185,720
Accounts payable and accrued expenses	(45,715)
Customer deposits	(17,536)
Notes payable	(1,527)
Finance lease liabilities	(215)
Right-of-use operating lease liabilities	(1,834)
Net deferred tax liabilities	(8,775)

Net assets acquired	$224,675

Purchase consideration at fair value:

Cash consideration	$1,420

Total consideration	$1,420

Assets acquired and liabilities assumed at fair value:

Merchandise inventory	$483
Prepaid expenses and other current assets	6
Property and equipment	19
Goodwill	1,168
Customer deposits	(256)

Net assets acquired	$1,420

Schedule of Unaudited Pro Forma Results	The following unaudited pro forma results presented below (in thousands) include the effects of the AC and AG Acquisitions as if they had been consummated as of January 1, 2021, with adjustments to give effect to pro forma events that are directly attributable to the acquisitions.
December 31,
2021

Net sales	$525,152
Net income	$12,658
Earnings per share:
Basic and diluted	$9.81